Other Intangible Assets	3 Months Ended
Oct. 31, 2014
Other Intangible Assets [Abstract]
Other Intangible Assets

6. Other Intangible Assets

Amortizable intangible assets include customer relationships and other intangibles including trade names and non-compete agreements.  During the quarter ended October 31, 2014, we estimate that we acquired $3,660,000 of intangible assets from the TCS acquisition.  Amortizable intangible assets are composed of the following at October 31, 2014 and 2013 (in thousands):

	Three months ended October 31, 2013			Wgtd avg
	Cost	Accumulated	Net	remaining
Customer Relationships	Basis	Amortization	Value	life
Beginning Balance	$7,064	$(3,090)	$3,974
Activity	-	(121)	(121)
Ending Balance	$7,064	$(3,211)	$3,853	11.49

Other Intangibles
Beginning Balance	$383	$(258)	$125
Activity	-	(29)	(29)
Ending Balance	$383	$(287)	$96	0.93

Total Intangibles
Beginning Balance	$7,447	$(3,348)	$4,099
Activity	-	(150)	(150)
Ending Balance	$7,447	$(3,498)	$3,949	11.23

	Three months ended October 31, 2014			Wgtd avg
	Cost	Accumulated	Net	remaining
Customer Relationships	Basis	Amortization	Value	life
Beginning Balance	$7,174	$(3,584)	$3,590
Activity	2,270	(199)	2,071
Ending Balance	$9,444	$(3,783)	$5,661	9.00

Other Intangibles
Beginning Balance	$383	$(361)	$22
Activity	1,390	(16)	1,374
Ending Balance	$1,773	$(377)	$1,396	4.86

Total Intangibles
Beginning Balance	$7,557	$(3,945)	$3,612
Activity	3,660	(215)	3,445
Ending Balance	$11,217	$(4,160)	$7,057	8.20